Condensed Statements of Cash Flows - USD ($)		3 Months Ended		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash Flows from Operating Activities
Net loss		$ (1,159,758)	$ (1,573,726)	$ (7,625,397)	$ (13,042,709)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of debt discount					6,562,736
Gain on extinguishment of convertible notes payable					(1,481,317)
Stock-based compensation		130,890	104,310	941,962	1,922,455
Depreciation and amortization		19,676	22,473	123,660	133,419
Amortization of right of use assets		66,386	68,873	273,005
Change in fair value of derivatives		(346,129)			(191,656)
Loss on impairment				588,822	319,635
Changes in operating assets and liabilities:
Accounts receivable, net			5,507	32,022	3,159
Prepaid expenses and other current assets		(3,366)	(102,308)	(52,341)	(6,762)
Security deposit and other assets					700
Accounts payable		176,617	18,744	144,067	(294,122)
Accrued expenses		29,866	28,882	(56,960)	(210,976)
Deferred revenues					(70,400)
Lease liability		(66,310)	(66,310)	(265,240)
Total adjustments		7,630	80,171	1,728,997	6,686,871
Net Cash Used in Operating Activities		(1,152,128)	(1,493,555)	(5,896,400)	(6,355,838)
Cash Flows from Investing Activities
Purchase of property and equipment		(5,313)	(1,800)	(363,891)	(12,422)
Net Cash Used in Investing Activities		(5,313)	(1,800)	(363,891)	(12,422)
Cash Flows from Financing Activities
Proceeds from private placement of common stock and warrants, net	[1]	570,341	2,317,276
Proceeds from private placement, net	[2]			2,317,276
Proceeds from public offering, net	[3]			3,319,656
Proceeds from initial public offering, net	[4]				7,657,427
Initial public offering costs paid in cash					(706,596)
Repayments of notes payable					(1,125,000)
Repayments of notes payable - related party					(120,864)
Proceeds from issuance of notes payable, net					722,500
Proceeds from issuance of convertible notes, net	[5]				2,603,750
Net Cash Provided by Financing Activities		570,341	2,317,276	5,636,932	9,031,217
Net (Decrease) Increase in Cash and Restricted Cash		(587,100)	821,921	(623,359)	2,662,957
Cash, cash equivalents and restricted cash - Beginning of period		2,117,286	2,740,645	2,740,645	77,688
Cash, cash equivalents and restricted cash - End of period		1,530,186	3,562,566	2,117,286	2,740,645
Supplemental Disclosures of Cash Flow Information:
Cash Received During the Period For: Interest, net		(2,633)	(12,441)
Cash Paid During the Period For: Interest paid				933	286,551
Cash Paid During the Period For: Income taxes paid
Non-Cash Financing Activities
Fair value of warrants issued in connection with common stock included in derivative liabilities		513,534
Conversion of convertible note payable - related party and accrued interest into common stock					517,742
Exchange of note payable - related party and accrued interest into common stock					150,553
Fair value of placement agent warrants issued in connection with common stock included in derivative liabilities		$ 32,502			1,046,763
Embedded conversion option in convertible debt included in derivative liabilities					1,239,510
Derivative liabilities reclassified to equity					6,059,823
Conversion of convertible notes payable and accrued interest into common stock					5,743,391
Conversion of preferred stock into common stock					$ 5,170,755

[1]	Net of cash offering costs of $79,568 and $386,724 in 2020 and 2019, respectively.
[2]	Net of cash offering costs of $386,724.
[3]	Net of cash offering costs of $549,060.
[4]	Net of cash offering costs of $967,573.
[5]	Net of cash offering costs of $293,750.